Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.

Table of Contents

Stockholder Letter	1
Cognitive Value Fund Schedule of Investments	6
Enhanced Growth Fund Schedule of Investments	13
International Equity Fund Schedule of Investments	17
Bond Opportunity Fund Schedule of Investments	27
Statements of Assets and Liabilities	31
Statements of Operations	32
Statements of Changes in Net Assets	33
Financial Highlights	34
Notes to Financial Statements	38

 April 23, 2003

Dear Stockholder:

We are pleased to present your Bailard, Biehl & Kaiser Opportunity Fund Group semi-annual stockholders' report for the six months ended March 31, 2003. In this letter, we will discuss how the growing prospect of war with Iraq impacted both the equity and bond markets. We will also review the performance of the Bailard, Biehl & Kaiser Cognitive Value Fund, the Bailard, Biehl & Kaiser Enhanced Growth Fund, the Bailard, Biehl & Kaiser International Equity Fund and the Bailard, Biehl & Kaiser Bond Opportunity Fund in this market environment.

Market Overview*

Changing expectations about the prospects of war with Iraq dominated the world's equity markets for most of the six months covered by this report. This latest semi-annual reporting period got off to a good start in October and November of 2002, when U.S. and international stocks rebounded from their dismal September lows. However, this trend began to reverse in December due to growing concerns about the economic outlook, rising oil prices and geopolitical risks (including the situation in Iraq). Uncertainty over whether there would be war with Iraq continued to put downward pressure on the global equity markets in the first couple of months of 2003 as well. But, in a clear sign that investors prefer certainty to uncertainty, the U.S. and international stock markets staged a relief rally in mid-March once President Bush's 48-hour ultimatum to Iraq made war inevitable.

The volatility of the world's equity markets during this six-month period is clearly reflected in their returns. Here in the U.S., the S&P 500 index rose 8.4% in the fourth quarter of 2002 and fell -3.2% in the first quarter of 2003, for a total return of 5.0% from September 30, 2002 to March 31, 2003. The previously battered technology sector (as represented by the Nasdaq 100) experienced the biggest gains and even managed to post positive returns in the first three months of the new year. Growth stocks tended to outperform value stocks, and large and mid-cap stocks tended to do better than small cap stocks.

Similar patterns of returns occurred overseas, although international stocks tended to underperform their U.S. counterparts. The MSCI EAFE international stock index rose 6.5% in the fourth quarter and fell -8.2% in the first quarter, for a total return of -2.3% for the entire six months. Emerging markets (particularly in Eastern Europe and Latin America) generally outperformed developed markets. In Europe, computers and telecommunications outperformed basic materials and consumer staples. In Japan, defensive sectors outperformed financial sectors. The spread of SARS (severe acute respiratory syndrome) hurt Hong Kong and other Asian markets late in the period. Also, although many Asian and Pacific currencies fell early in the period in reaction to the bomb attack on Bali, most currencies performed well against the dollar. For the entire half year, the euro gained 10.6% and the yen gained 3.2% versus the greenback, boosting returns for investors who placed money overseas.

Turning to the debt side of the equation, bonds tended to move in the opposite direction to stocks during this six-month period. Although interest rates were extremely volatile, rising and falling on changing prospects of war with Iraq, the yield on the 10-year U.S. Treasury bond rose 0.2%, from 3.6% on September 30, 2002 to 3.8% on March 31, 2003. In between, yields fell to 40 to 50 year lows, as the Fed and the European Central Bank cut rates to avert deflationary forces. The Merrill Lynch 7-10 Year Treasury index rose 1.2% for the six months as a whole, with most of that return coming from income rather than price appreciation.

In the U.S., the best returns came from corporate bonds, as lower-rated debt substantially outperformed higher-rated debt. Corporate bonds enjoyed a "sweet spot" between the undesirability of low Treasury yields and equity investment risk. Agency and inflation-indexed bonds also outperformed U.S. Treasury bonds. Overseas, the best returns came from European government debt (especially from some of the minor markets) and from Japan. The dollar and English-speaking countries' bond markets tended to perform the worst.

A Closer Look at Your Funds:

Cognitive Value Fund: The Cognitive Value Fund rose 3.8% during the fourth quarter of 2002, but fell -6.8% during the first quarter of 2003, for a total return of -3.2% for the six months ended March 31, 2003.** By comparison, the Fund's Wilshire Small Value benchmark rose 8.6% during the fourth quarter and fell -5.9% during the first quarter, for a total return of 2.2% for the entire six-month period. On a relative basis, this was the most difficult period for the Cognitive Value Fund since its May 31, 2001 inception. Most of the Fund's underperformance can be attributed to its behavioral finance techniques, especially its strategy of avoiding stocks whose prices were likely to reflect excessive analyst and investor optimism.

October and November of 2002 were particularly challenging months for the Cognitive Value Fund. During this period, high valuation stocks with unpredictable earnings streams trounced their more stable counterparts. Led by the rally in the technology sector occurring at that time, high beta, low priced, small cap technology stocks produced returns that were in many cases ten times that of the Wilshire Small Value Index. We would expect the Cognitive Value Fund to underperform during more speculative periods like this and that, in fact, was the case.

Looking forward, we hope to see more historically normal results from the behavioral finance techniques used in the Fund, and we expect small cap value stocks to perform well in the next few years ahead. Today, small cap stocks remain inexpensive on an absolute basis, trading at just over 1.1 times book value - a level of attractiveness we have not seen since the early 1980's.

Enhanced Growth Fund: Benefiting from a long overdue rally in the high technology sector, the Enhanced Growth Fund rose 17.3% in the fourth quarter of 2002 and 4.4% in the first quarter of 2003, for a total return of 22.5% for the six months ended March 31, 2003.** The Fund's semi-annual return was virtually identical to the 22.47% gain registered by its Nasdaq 100 benchmark. The Fund added value with its heavy weightings in the information technology, consumer discretionary and health care sectors, its underweight position in telecom equipment and its stock selection in the semiconductor and biotechnology sectors. The industrial and materials sectors underperformed.

The Enhanced Growth Fund has the ability to engage in opportunistic strategies in an effort to enhance its returns. A covered call option writing strategy in the fourth quarter of 2002 added about 0.2% to the Fund's performance for the three months. The Enhanced Growth Fund has not engaged in any opportunistic strategies since then due to a lack of initial public offerings and a lack of attractively priced options on its underlying securities.

Although the technology sector continues to outperform many other sectors of the U.S. stock market, its rally lost steam in 2003. Investors appear to have been concerned about the impact of the war with Iraq on this sector, even though technology businesses have reported no disruptions in sales directly attributable to that conflict. However, technology companies have noted that the business environment remains difficult and many are claiming that a sustainable upturn is not yet visible. As a result, we would not expect to see the last six months' level of gains in technology stocks to be repeated in the next six months. Longer term, however, we remain confident that growth will be resumed.

International Equity Fund: The International Equity Fund rose 5.9% in the fourth quarter of 2002 but declined -5.4% in the first quarter of 2003, for a total return of 0.2% for the six months ended March 31, 2003.** This semi-annual return was significantly higher than the median return of -3.2% for similar funds in Morningstar's large cap blended value/growth international stock universe; in fact, the Fund performed better than 97% of the mutual funds in that universe over that six-month period.*** Most of the Fund's relative outperformance can be attributed to good country selection, particularly in overweighting emerging market countries and underweighting Europe.

As of the date of this letter, the International Equity Fund continues to maintain an underweight position in Europe, due to budget deficits that are exceeding stability pact limits, a weak banking system in Germany and high interest rates. The Fund mildly favors Japan's export sector, which is benefiting from moving production to China. However, it is much less sanguine about the outlook for Japan's domestic sectors, given the economic problems that continue to plague that country. The Fund remains overweight in the emerging markets due to good valuations, falling risk measures and evidence of positive investment inflows.

Looking forward, we believe the International Equity Fund is likely to benefit from continued weakness in the U.S. dollar. The greenback is among the lowest-ranked major currencies in our forecast.

Bond Opportunity Fund: The Bond Opportunity Fund rose 1.2% in the fourth quarter of 2002 and 1.4% in the first quarter of 2003, for a total return of 2.6% for the six months ended March 31, 2003.** The Fund lagged its benchmark**** by about half a percent over this semi-annual period. Corporate bonds generally had a very positive impact upon performance, although one issue, a PG&E Gas Transmission bond, detracted about 0.3% from the Fund's return. Treasury performance lagged in a volatile environment, while the Fund's foreign currency exposure was beneficial to the overall portfolio.

The Bond Fund continues to overweight corporate bonds and underweight U.S. Treasury bonds in the domestic portion of its portfolio. Its duration (a more precise measure than average maturity of a bond portfolio's sensitivity to changes in interest rates) is currently a little shorter than the Fund's benchmark. Shorter durations tend to reduce the adverse impact of rising interest rates on a bond portfolio's market value.

After three years of bear market conditions, investors may be more tempted than ever to invest in bonds, which have been one of the few asset classes to register positive returns since the U.S. stock market peaked in March of 2000. Bonds should provide a safe haven if the U.S. economy or the stock market continue to falter or even decline further. But investors should note that bond yields are now at 40-year lows. As a result, bonds cost more and offer significantly less interest income than they did several years ago. Moreover, bond prices and returns are likely to decline if and when a recovering economy pushes interest rates and inflation higher. So, while bonds can and do play an important role in a diversified portfolio, they should not be viewed as a panacea.

Closing Comments

The past six months saw considerable volatility in the financial markets as investors came to grips with the growing possibility of war with Iraq. In this challenging environment, we are generally pleased with the returns and relative performance of the International Equity Fund and the Enhanced Growth Fund. Although the Bond Opportunity Fund was slightly behind its benchmark, it provided positive returns and stability in an extremely uncertain environment. The Cognitive Value Fund's performance was less successful during this period, primarily due to the impact of a speculative run-up in small cap technology stocks last October and November. However, from a historical perspective, small cap value stocks now look attractively priced, and we expect the Cognitive Value Fund to regain ground in the months ahead.

Looking forward, a swift military victory in Iraq has removed some of the uncertainty plaguing the financial markets. Nevertheless, we believe stocks and bonds are most likely to continue to be volatile, making short-term forecasts of returns more difficult than ever. Economic growth is likely to be modest and halting, investor trust and confidence will take time to rebuild, and a number of geopolitical risks remain. In this type of environment, it is more important than ever for investors to avoid emotional overreactions by adhering to their long-term investment strategies. For our part, we will continue to look for new areas of investment opportunity and to monitor the risk profile of each of our Funds relative to their respective benchmarks.

Please feel free to contact one of our client service counselors at 800-882-8383 if you have any questions or would like to discuss the Funds in greater detail. We continue to appreciate your confidence and support.

Sincerely,

Peter M. Hill Burnie E. Sparks, Jr., CFA

Chairman President

*The index performance data quoted in the Market Overview section and elsewhere in this letter represents past performance and is no indication of future results. The S&P 500 is a commonly used capitalization-weighted index of 500 widely held U.S. stocks, as calculated by Standard & Poors, a division of McGraw-Hill. The Nasdaq 100 is a commonly used modified capitalization-weighted index that measures the performance of the 100 largest non-financial companies listed on the National Market Tier of the Nasdaq Stock Market, Inc. The Wilshire Small Value Index is a commonly used capitalization-weighted index that measures the performance of the small cap value stocks as determined by Wilshire on the basis of size, price to book and price to earnings. The MSCI EAFE ($U.S.) is a commonly used Morgan Stanley Capital International index that measures the performance of the stock markets in 21 countries in Europe, Australia, New Zealand and the Far East. It is presented net of the withholding tax on foreign dividends. The Merrill Lynch 7-10 Year Treasury is a commonly used index that measures the performance of U.S. Treasury debt with maturities in the range of 7 to 10 years. All market indices are unmanaged and are presented on a total return basis, with dividends reinvested.

**Total returns for investment periods ended March 31, 2003:

	3 Months	1 Year	5 Years (Annualized)	10 Years (Annualized)
Cognitive Value Fund	-6.75%	-29.30%	-10.46% (since 5/31/01)[1]	N/A
Enhanced Growth Fund	4.44%	-27.76%	-25.15%(since 5/31/01)[1]	N/A
International Equity Fund	-5.37%	-20.41%	-7.58%	2.06%
Bond Opportunity Fund	1.35%	10.79%	4.28%	3.94%

1Partial period only. Annualized returns from 5/31/01 inception to 3/31/03.

The figures reflect the average compounded return over the period indicated that would equate an initial amount invested in shares of each Fund to the ending redeemable value of such shares, assuming all dividends and distribution by the Fund were reinvested at net asset value. The International Equity Fund and Bond Opportunity Fund figures also reflect the deduction of an assumed 1% annual management fee (0.25% /quarter) payable by clients of Bailard, Biehl & Kaiser through 9/30/93. Actual fees varied during this period. As of 10/1/93, the International Equity Fund charged a management fee of 0.95%. Between 10/1/93 and 12/19/00, the Bond Opportunity Fund charged a management fee of 0.75%. As of 12/19/00, the Bond Opportunity Fund reduced its management fee to 0.60%. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance data quoted in the above table represents past performance, and the investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

***As of 3/31/03, this universe was composed of 179 mutual funds. Past performance is not indicative of future results.

****The Bond Opportunity Fund measures its performance against an 80% Merrill Lynch Corporate/Government Master index/20% Salomon Brothers non-U.S. $ World Government Bond index (fully hedged) benchmark.

The Enhanced Growth Fund invests primarily in the high technology sector and may invest in initial public offerings. Both of these investment strategies have specific risks. These risks include, but are not limited to, sector concentration risk and the risk of investing in newly public, unseasoned companies. The Cognitive Value Fund invests in small cap stocks, which have specific risks. These include, but are not limited to, greater volatility than investments in larger capitalization stocks. The International Equity Fund and the Bond Opportunity Fund invest in international securities, which have specific risks. These risks include, but are not limited to, changes in currency exchange rates and lack of accurate public information. For more information about these and other risks, please see the Funds' prospectus.

	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)

		Shares	Value
	EQUITY SECURITIES (93.5%)

	FINANCIAL (22.1%)
	Banking (8.2%)
	BancorpSouth, Inc.	11,700	$215,280
*	Bank United Financial Corp.- Class A	15,300	270,045
	BankAtlantic Bancorp, Inc.- Class A	34,000	332,860
*	BOK Financial Corp.	17,716	578,782
	Chemical Financial Corp.	14,910	395,562
	First Commonwealth Financial Corp.	32,000	372,800
	First Indiana Corp.	1,503	23,747
*	FirstFed Financial Corp.	11,500	347,185
	FNB Corp.	16,485	472,131
	IndyMac Bancorp, Inc.	14,300	278,135
*	Local Financial Corp.	16,000	230,720
	UMB Financial Corp.	10,855	398,379
	Whitney Holding Corp.	13,200	450,384
	Total Banking		4,366,010

	Consumer Finance (3.1%)
*	CompuCredit Corp.	31,000	194,680
*	DVI, Inc.	52,200	446,310
	Raymond James Financial, Inc.	30,300	783,861
*	Saxon Capital, Inc.	15,000	199,650
	Total Consumer Finance		1,624,501

	Diversified Financial Services (1.8%)
	American Capital Strategies, Ltd.	31,800	712,320
*	Maximus, Inc.	12,000	254,640
	Total Diversified Financial Services		966,960

	Insurance (6.4%)
	Alfa Corp.	23,000	267,053
	American Financial Group, Inc.	18,300	363,255
	AmerUs Group Co.	11,300	277,302
	Delphi Financial Group, Inc.- Class A	10,000	391,800
	HCC Insurance Holdings, Inc.	20,500	523,980
	PMA Capital Corp.- Class A	12,000	81,240
	ProAssurance Corp.	22,000	517,440
*	Selective Insurance Group, Inc.	18,900	463,806
	StanCorp Financial Group, Inc.	10,300	530,965
	Total Insurance		3,416,841
	(See "Notes to Financial Statements")
	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)
	(Continued)
		Shares	Value

	Real Estate Management/Services (1.1%)
	LNR Property Corp.	17,100	$576,270

	Reinsurance (1.5%)
	Odyssey Re Holdings Corp.	45,500	821,275

	Total Financial		11,771,857

	INDUSTRIAL (20.0%)
	Aerospace/Defense (0.7%)
*	DRS Technologies, Inc.	11,000	275,110
*	Triumph Group, Inc.	5,000	112,250
	Total Aerospace/Defense		387,360

	Building Products (0.5%)
*	NCI Building Systems, Inc.	6,100	94,611
	York International Corp.	7,000	147,000
	Total Building Products		241,611

	Chemicals-Specialty (2.9%)
*	Cytec Industries, Inc.	16,000	445,600
	Minerals Technologies, Inc.	17,300	659,303
	Schulman (A.), Inc.	29,900	434,447
	Total Chemicals-Specialty		1,539,350

	Commercial Services (3.1%)
*	Alliance Data Systems Corp.	30,100	511,700
	Central Parking Corp.	31,500	315,000
*	NCO Group, Inc.	23,900	346,550
*	PRG-Schultz International, Inc.	27,300	196,833
*	Teletech Holdings, Inc.	46,500	252,495
	Total Commercial Services		1,622,578

	Electronics (2.1%)
	Analogic Corp.	8,000	364,568
*	Benchmark Electronics, Inc.	25,800	730,914
	Total Electronics		1,095,482

	Machinery-General Industrial (6.4%)
	Barnes Group, Inc.	15,700	332,212
*	ESCO Technologies, Inc.	8,900	291,920
*	Griffon Corp.	25,600	330,240
*	Kadant, Inc.	27,600	452,364
	Kennametal, Inc.	16,400	461,332
	Robbins & Myers, Inc.	17,000	228,820
	Sauer-Danfoss, Inc.	16,300	129,422
	The Timken Co.	32,500	507,650
	Tredegar Corp.	33,500	400,325
*	UNOVA, Inc.	55,000	295,350
	Total Machinery-General Industrial		3,429,635
	(See "Notes to Financial Statements")
	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)
	(Continued)

		Shares	Value

	Paper & Related Products (1.6%)
	Glatfelter	31,000	$330,460
*	Louisiana-Pacific Corp.	68,900	546,377
	Total Paper & Related Products		876,837

	Semiconductor Equipment (0.5%)
*	Brooks Automation, Inc.	27,000	261,090

	Transportation (1.3%)
	Airborne, Inc.	17,600	345,136
	Roadway Corp.	10,100	338,552
	Total Transportation		683,688

	Trucking & Leasing (0.9%)
	Ryder System, Inc.	23,200	475,832

	Total Industrial		10,613,463

	TECHNOLOGY (16.5%)
	Computer Services (0.5%)
*	CIBER, Inc.	51,800	246,568

	Computers-Memory Devices (1.3%)
*	Storage Technology Corp.	33,600	679,392

	Computers-Peripheral Equipment (0.9%)
*	Electronics for Imaging, Inc.	27,800	491,754

	Identification Systems (0.4%)
*	Checkpoint Systems, Inc.	21,500	211,560

	Internet Application Software (2.7%)
*	Avocent Corp.	29,000	676,860
*	MatrixOne, Inc.	80,000	270,400
*	Openwave Systems, Inc.	94,800	134,616
*	Verity, Inc.	25,100	347,635
	Total Internet Application Software		1,429,511

	IT Consulting & Services (0.7%)
*	MPS Group, Inc.	72,400	377,928

	Office Automation & Equipment (1.1%)
	IKON Office Solutions, Inc.	85,000	$603,500

	Semiconductors (1.8%)
	Methode Electronics, Inc.- Class A	1,000	8,100
*	Skyworks Solutions, Inc.	22,900	142,667
*	Thomas & Betts Corp.	28,600	405,548
*	Zoran Corp.	30,000	387,300
	Total Semiconductors		943,615
	(See "Notes to Financial Statements")
	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)
	(Continued)

		Shares	Value
	Software (1.9%)
*	Ascential Software Corp.	105,100	294,280
*	Legato Systems, Inc.	25,000	128,250
*	NetIQ Corp.	40,000	446,400
*	NetRatings, Inc.	20,700	134,550
	Total Software		1,003,480

	Telecom Equipment-Fiber Optics (1.1%)
*	Newport Corp.	51,800	611,758

	Telecommunication (4.1%)
*	Advanced Fibre Communications, Inc.	27,000	408,780
*	Aeroflex, Inc.	30,200	170,932
*	Anixter International, Inc.	34,600	784,382
*	Arris Group, Inc.	50,300	186,110
	Black Box Corp.	11,000	325,930
	CT Communications, Inc.	8,450	80,782
*	Tollgrade Communications, Inc.	16,400	235,340
	Total Telecommunication		2,192,256

	Total Technology		8,791,322

	CONSUMER DISCRETIONARY (15.4%)
	Auto Parts & Equipment (0.9%)
*	American Axle & Manufacturing Holdings, Inc.	12,800	269,312
	ArvinMeritor, Inc.	16,700	233,633
	Total Auto Parts & Equipment		502,945

	Building-Residential & Commercial (1.4%)
*	Beazer Homes USA, Inc.	6,000	352,860
	M/I Schottenstein Homes, Inc.	3,800	108,984
	Standard Pacific Corp.	10,900	278,059
	Total Building-Residential & Commercial		739,903

	Casino-Hotels (0.5%)
*	Aztar Corp.	20,700	278,001

	Commercial Services (1.2%)
*	Spherion Corp.	30,000	119,100
*	Sylvan Learning Systems, Inc.	32,300	512,924
	Total Commercial Services		632,024

	Distribution/Wholesale (1.8%)
	Hughes Supply, Inc.	9,700	225,913
*	United Stationers, Inc.	16,300	348,005
	Watsco, Inc.	29,800	407,664
	Total Distribution/Wholesale		981,582

	Publishing (0.7%)
*	Information Holdings, Inc.	21,700	349,370

	Radio (1.1%)
*	Regent Communications, Inc.	118,800	$564,300
	(See "Notes to Financial Statements")
	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)
	(Continued)

		Shares	Value

	Resorts/Theme Parks (0.7%)
*	Extended Stay America, Inc.	21,200	214,120
*	Six Flags, Inc.	31,000	173,600
	Total Resorts/Theme Parks		387,720

	Retail (6.0%)
*	Ann Taylor Stores Corp.	28,800	591,264
	Friedmans, Inc.- Class A	27,800	266,880
*	IHOP Corp.	8,800	198,352
	Kellwood Co.	8,300	240,202
	Landry's Seafood Restaurants, Inc.	21,100	354,480
*	MSC Industrial Direct, Inc.- Class A	23,100	369,369
	Russ Berrie & Co., Inc.	8,200	262,400
*	The Dress Barn, Inc.	9,905	133,222
	The Pep Boys-Manny, Moe & Jack	42,700	324,520
*	West Marine, Inc.	26,900	450,575
	Total Retail		3,191,264

	Textile-Apparel (0.3%)
*	Unifi, Inc.	35,000	168,350

	Travel Services (0.8%)
*	Pegasus Solutions, Inc.	36,000	403,200

	Total Consumer Discretionary		8,198,659

	ENERGY (8.7%)
	Oil & Gas Services (8.7%)
*	Atwood Oceanics, Inc.	12,200	307,928
*	Energy Partners, Ltd.	32,600	332,520
*	Forest Oil Corp.	15,500	345,650
*	Houston Exploration Co.	10,000	270,000
*	Key Energy Services, Inc.	46,700	470,736
*	Lone Star Technologies, Inc.	24,300	513,216
*	Newfield Exploration Co.	9,000	305,010
*	Offshore Logistics, Inc.	8,800	158,840
*	Oil States International, Inc.	42,600	511,200
	Overseas Shipholding Group, Inc.	28,400	474,280
*	SEACOR SMIT, Inc.	10,300	360,500
*	Southwestern Energy Co.	19,000	248,900
*	Westport Resources Corp.	16,800	338,520
	Total Oil & Gas Services		4,637,300

	Total Energy		4,637,300
	(See "Notes to Financial Statements")
	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)
	(Continued)

		Shares	Value

	HEALTH CARE (6.2%)
	Distribution/Wholesale (1.3%)
	Owens & Minor, Inc.	38,600	$677,430

	Medical-Biomedical (1.9%)
*	Cell Genesys, Inc.	27,500	203,225
*	Genencor International, Inc.	31,500	319,725
*	Invitrogen Corp.	15,300	468,639
	Total Medical-Biomedical		991,589

	Medical-Drugs (1.4%)
*	CIMA Labs, Inc.	10,000	217,000
*	Medicis Pharmaceutical Corp.- Class A	9,500	528,105
	Total Medical-Drugs		745,105

	Medical Products (0.8%)
*	Thoratec Corp.	35,000	444,150

	Physicians-Practice Management (0.8%)
*	US Oncology, Inc.	59,000	418,900

	Total Health Care		3,277,174

	UTILITIES (2.8%)
	Electric Utilities (0.5%)
	UniSource Energy Corp.	15,000	259,500

	Gas Utilities (2.3%)
	Piedmont Natural Gas Co., Inc.	16,700	595,355
	South Jersey Industries, Inc.	19,200	605,760
	Total Gas Utilities		1,201,115

	Total Utilities		1,460,615

	CONSUMER STAPLES (1.8%)
	Food- Wholesale Distribution (1.2%)
	Fresh Del Monte Produce, Inc.	20,400	311,100
*	International Multifoods Corp.	14,600	282,072
*	Performance Food Group Co.	2,300	70,518
	Total Food-Wholesale Distribution		663,690

	Tobacco (0.6%)
	Universal Corp.	8,100	305,856

	Total Consumer Staples		969,546

	TOTAL EQUITY SECURITIES
	(Cost: $58,298,373 )		49,719,936

	INVESTMENT COMPANIES (5.9%)
	iShares Russell 2000 Value Index	13,500	1,431,000
	iShares S & P Small Cap 600/BARRA Value Index Fund	25,900	1,728,048
	Total Investment Companies (Cost: $3,894,608)		3,159,048
	(See "Notes to Financial Statements")
	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)
	(Continued)

		Principal
		Amount	Value

	SHORT-TERM SECURITIES (0.7%)
	Time Deposit (0.7%)
	Brown Brothers Harriman & Co.
	0.790%, 04/01/03 (Cost: $377,000 )	$ 377,000	$377,000

	TOTAL INVESTMENTS (100.1%)		53,255,984
	(Identified Cost: $62,569,981)
	LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(41,635)

	NET ASSETS (100.0%)		$53,214,349

*	Non-income producing security

(See "Notes to Financial Statements")

	BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)

		Shares	Value

	EQUITY SECURITIES (99.9%)

	TECHNOLOGY (45.1%)
	Computers (5.3%)
*	Apple Computer, Inc.	52,200	$738,108
*	Brocade Communications Systems, Inc.	38,000	185,440
*	Dell Computer Corp.	60,600	1,654,986
*	Sun Microsystems, Inc.	109,100	355,666
	Total Computers		2,934,200

	Semiconductors (16.0%)
*	Altera Corp.	44,500	602,530
*	Applied Materials, Inc.	68,700	864,246
	Intel Corp.	176,300	2,870,164
*	KLA-Tencor Corp.	19,900	715,246
	Linear Technology Corp.	38,500	1,188,495
	Maxim Integrated Products, Inc.	34,000	1,228,080
*	Novellus Systems, Inc.	16,600	452,682
*	Xilinx, Inc.	44,100	1,032,381
	Total Semiconductors		8,953,824

	Software (23.8%)
	Adobe Systems, Inc.	23,300	718,339
*	Citrix Systems, Inc.	14,600	192,136
*	Electronic Arts, Inc.	14,000	820,960
*	Fiserv, Inc.	21,800	686,264
*	Intuit, Inc.	19,200	714,240
	Microsoft Corp.	264,200	6,396,282
*	Oracle Corp.	188,000	2,039,612
*	PeopleSoft, Inc.	43,000	657,900
*	Siebel Systems, Inc.	53,600	429,336
*	VERITAS Software Corp.	37,100	652,218
	Total Software		13,307,287

	Total Technology		25,195,311

	COMMUNCIATIONS (25.3%)
	Internet (8.5%)
*	Amazon.Com, Inc.	22,400	583,072
*	Check Point Software Technologies, Ltd.	25,400	367,538
*	eBay, Inc.	18,700	1,594,923
*	Symantec Corp.	13,500	528,930
*	USA Interactive	32,200	862,638
*	VeriSign, Inc.	20,800	181,792
*	Yahoo!, Inc.	26,400	634,128
	Total Internet		4,753,021
	(See "Notes to Financial Statements")
	BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)
	(Continued)

		Shares	Value

	COMMUNCIATIONS (Continued)
	Media (5.1%)
*	Comcast Corp.- Special Class A	71,500	$2,044,185
*	EchoStar Communications Corp.- Class A	28,800	831,744
	Total Media		2,875,929

	Telecommunications (11.7%)
*	Cisco Systems, Inc.	191,900	2,475,510
*	JDS Uniphase Corp.	106,400	303,240
*	Nextel Communications, Inc.- Class A	94,000	1,258,660
	QUALCOMM, Inc.	68,600	2,473,716
	Total Telecommunications		6,511,126

	Total Communications		14,140,076

	CONSUMER, NON-CYCLICAL (17.1%)
	Biotechnology (6.5%)
*	Amgen, Inc.	22,016	1,267,021
*	Biogen, Inc.	15,000	449,400
*	Chiron Corp.	23,900	896,250
*	Genzyme Corp.	14,700	535,815
*	IDEC Pharmaceuticals Corp.	15,100	519,727
	Total Biotechnology		3,668,213

	Commercial Services (2.9%)
*	Apollo Group, Inc.- Class A	11,400	568,860
*	First Health Group Corp.	10,200	259,488
	Paychex, Inc.	28,500	782,895
	Total Commercial Services		1,611,243

	Food (0.5%)
*	Whole Foods Market, Inc.	5,400	300,456

	Healthcare-Products (2.5%)
	Biomet, Inc.	33,350	1,022,178
*	Patterson Dental Co.	7,900	362,847
	Total Healthcare-Products		1,385,025

	Healthcare-Services (0.5%)
*	Lincare Holdings, Inc.	9,000	276,210

	Pharmaceuticals (4.2%)
*	Gilead Sciences, Inc.	18,800	789,412
*	MedImmune, Inc.	26,900	883,127
	Teva Pharmaceutical Industries, Ltd., ADR	16,000	666,400
	Total Pharmaceuticals		2,338,939

	Total Consumer, Non-Cyclical		9,580,086
	(See "Notes to Financial Statements")
	BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)
	(Continued)

		Shares	Value

	CONSUMER, CYCLICAL (9.0%)
	Auto Manufacturers (1.0%)
	PACCAR, Inc.	11,300	$568,051

	Retail (7.0%)
*	Bed Bath & Beyond, Inc.	24,500	846,230
*	CDW Computer Centers, Inc.	12,300	501,840
*	Costco Wholesale Corp.	17,600	528,528
*	Petsmart, Inc.	13,100	165,060
	Ross Stores, Inc.	5,700	206,055
*	Staples, Inc.	36,500	669,045
*	Starbucks Corp.	39,500	1,017,520
	Total Retail		3,934,278

	Textiles (1.0%)
	Cintas Corp.	17,400	572,460

	Total Consumer, Cyclical		5,074,789

	INDUSTRIAL (2.7%)
	Electronics (1.3%)
*	Flextronics International, Ltd.	58,900	513,608
*	Sanmina Corp.	49,100	198,364
	Total Electronics		711,972

	Packaging & Containers (0.7%)
*	Smurfit-Stone Container Corp.	27,900	372,716

	Transportation (0.7%)
	Expeditors International of Washington, Inc.	11,500	413,425

	Total Industrial		1,498,113

	BASIC MATERIALS (0.7%)
	Chemicals (0.7%)
	Sigma-Aldrich Corp.	9,200	409,308

	Total Basic Materials		409,308

	TOTAL EQUITY SECURITIES
	(Cost: $70,831,411 )		55,897,683
	(See "Notes to Financial Statements")
	BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)
	(Continued)

		Principal
		Amount	Value

	SHORT-TERM SECURITIES (0.2%)
	Time Deposit (0.2%)
	Brown Brothers Harriman & Co.
	0.790%, 04/01/03 (Cost: $94,000 )	$ 94,000	$94,000

	TOTAL INVESTMENTS (100.1%)
	(Identified Cost: $70,925,411)		55,991,683
	LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(73,586)

	NET ASSETS (100.0%)		$55,918,097

*	Non-income producing security

(See "Notes to Financial Statements")

	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)

		Shares	Value
	EQUITY SECURITIES (89.2%)

I.	AUSTRALIA (5.2%)
	Amcor, Ltd.	60,000	$294,052
	Australia & New Zealand Banking Group, Ltd.	35,000	379,228
	BHP Billiton, Ltd.	76,628	429,722
	Coca-Cola Amatil, Ltd.	80,000	273,144
	Foodland Associated, Ltd.	30,000	325,416
	James Hardies Industries NV	85,000	304,597
	National Australia Bank, Ltd.	35,000	675,758
	News Corp., Ltd.	64,268	418,276
	News Corp., Ltd., ADR	8,000	207,200
	Origin Energy, Ltd.	100,000	257,432
	QBE Insurance Group, Ltd.	30,000	152,102
	Westfield Holdings, Ltd.	50,000	410,320
	Woolworths, Ltd.	50,000	369,529
	Total Australia		4,496,776

II.	AUSTRIA (0.8%)
	Erste Bank der oesterreichischen Sparkassen AG	2,000	142,729
	Mayr-Melnhof Karton AG	2,500	201,736
	OMV AG	2,500	270,017
	Voest-Alpine AG	2,500	62,744
	Total Austria		677,226

III.	BELGIUM (1.3%)
	Bekaert NV	7,000	255,810
	Colruyt NV	5,000	302,262
	Electrabel SA	650	156,751
	KBC Bankuerzekerings Holdings SA	4,500	136,558
*	Mobistar SA	10,000	284,039
	Total Belgium		1,135,420

IV.	BRAZIL (0.7%)
	Banco Bradesco SA	36,720,000	128,234
	Banco Itau Holding Financeira SA	3,100,000	170,881
	Brasil Telecom Participacoes SA, ADR	1,000	27,950
	Centrais Eletricas Brasileiras SA, ADR	16,000	48,394
	Embraer-Empresa Brasileira de Aeronautica SA, ADR	7,195	83,390
	Petrobras-Petroleo Brasileiro SA, ADR	13,400	184,384
	Total Brazil		643,233
(See "Notes to Financial Statements")
	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)
	(Continued)

		Shares	Value

V.	CANADA (2.3%)
	Bank of Nova Scotia	5,000	$176,417
	Bombardier, Inc.- Class B	16,000	33,720
*	Celestica, Inc.	758	8,664
*	CFM Corp.	10,000	93,137
	Encana Corp.	5,000	162,310
	Finning International, Inc.	16,000	277,372
	Methanex Corp.	51,700	479,410
	National Bank Canada	8,000	176,050
*	Nortel Networks Corp.	20,000	42,014
	Petro-Canada	6,000	203,950
*	Quebecor, Inc.- Class B	19,400	166,178
	Saputo Group, Inc.	10,000	152,962
*	Stressgen Biotechnology Corp.- Class B	30,000	31,204
	Total Canada		2,003,388

VI.	CHINA (0.2%)
	China Southern Airlines Co., Ltd.	800,000	177,448
	Total China		177,448

VII.	CZECH REPUBLIC (0.4%)
	Philip Morris Credit AS	750	309,009
	Total Czech Republic		309,009

VIII.	FINLAND (0.2%)
*	Nokia Corp, ADR	11,000	154,110
	Total Finland		154,110

IX.	FRANCE (5.5%)
	Aventis SA	12,270	538,640
	AXA Group	14,580	172,143
	Beghin-Say	11,000	473,766
	BNP Paribas SA	10,380	415,688
	Carrefour SA	11,000	416,631
	France Telecom SA	6,500	132,564
	Pechiney SA- Class A	10,000	243,774
	Peugeot SA	14,460	565,510
	Sanofi-Synthelabo SA	10,000	503,152
	Suez SA	12,000	139,455
	TotalFinaElf SA	9,080	1,149,339
	Total France		4,750,662

X.	GERMANY (2.6%)
	BASF AG	3,500	130,617
	DaimlerChrysler AG	10,000	293,533
	Deutsche Bank AG	5,600	235,874
	Deutsche Telekom AG	21,000	231,673
	Douglas Holdings AG	7,000	107,701
	E.ON AG	5,000	206,782
	Puma AG	8,000	647,736
	Siemens AG	5,000	205,146
*	Singulus Technologies AG	12,000	171,406
	Total Germany		2,230,468
	(See "Notes to Financial Statements")
	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)
	(Continued)

		Shares	Value

XI.	GREECE (1.4%)
	Greek Organization of Football Prognostics SA	35,000	$290,259
	Public Power Corp.	24,770	358,405
	Technical Olympic SA	90,000	231,771
	Titan Cement Co. SA	10,000	326,924
	Total Greece		1,207,359

XII.	HONG KONG (2.8%)
	Cafe de Coral Holdings, Ltd.	220,000	121,996
	Cathay Pacific Airways, Ltd.	120,000	146,933
	Cheung Kong Holdings, Ltd.	25,000	138,151
*	China Mobile (Hong Kong), Ltd.	90,000	178,859
	CITIC International Financial Holdings, Ltd.	750,000	190,398
	CITIC Pacific, Ltd.	100,000	202,578
	CNOOC, Ltd.	150,000	200,014
	Denway Motors, Ltd.	600,000	248,094
	Digital China Holdings, Ltd.	30,000	9,039
	Hong Kong Electric Holdings, Ltd.	70,000	279,122
	Hutchison Harbour Ring, Ltd.	2,000,000	130,778
	Hutchison Whampoa, Ltd.	20,000	108,726
	Legend Group, Ltd.	300,000	93,276
	SmarTone Telecommunications Holdings, Ltd.	125,000	150,652
	Wharf Holdings, Ltd.	120,000	238,478
	Total Hong Kong		2,437,094

XIII.	INDONESIA (1.1%)
*	Astra International Tbk	934,000	262,315
	PT Bank Central Asia Tbk	699,500	172,881
	PT Gudang Garam Tbk	175,000	145,481
* @ ^	PT Lippo Bank Tbk - Certificates of Entitlement	5,580,000	0
	PT Telekomunikasi Indonesia Tbk	853,500	347,575
	Total Indonesia		928,252

XIV.	IRELAND (1.8%)
	Allied Irish Banks, Plc.	51,093	703,041
	Bank of Ireland	20,365	216,445
	CRH, Plc.	23,000	332,794
	Irish Life & Permanent, Plc.	14,000	145,130
*	Ryanair Holdings, Plc.	30,000	202,308
	Total Ireland		1,599,718

XV.	ITALY (1.8%)
	Banca Intesa SpA	40,000	89,042
	Enel SpA	25,000	142,674
	ENI SpA	20,000	267,126
	Parmalat Finanziaria SpA	77,000	153,761
	RAS SpA	12,750	158,467
	Telecom Italia Mobile SpA	75,500	308,122
	Telecom Italia SpA	24,139	101,674
	Telecom Italia SpA (Savings Shares)	30,000	206,892
	Unicredito Italiano SpA	30,000	114,249
	Total Italy		1,542,007
	(See "Notes to Financial Statements")
	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)
	(Continued)

		Shares	Value

XVI.	JAPAN (15.4%)
	Aisin Seiki Co.	50,000	$668,325
	Canon, Inc.	12,000	418,958
	Eisai Co., Ltd.	25,000	460,659
	Fuji Photo Film Co.	21,000	644,628
	Hankyu Department Stores, Inc.	55,000	299,165
	Hitachi, Ltd.	100,000	348,288
	Honda Motor Co.	13,000	433,041
	KDDI Corp.	200	590,319
	Mitsui Chemicals, Inc.	170,000	668,072
	Nippon Steel Corp.	340,000	407,151
	Nipro Corp.	60,000	918,367
	Nissan Motor Co., Ltd.	125,000	832,771
*	NTT DoCoMo, Inc.	225	419,337
	Rohm Co., Ltd.	6,000	650,194
*	Sohgo Security Services Co., Ltd	38,000	463,063
	Sony Corp.	20,000	708,383
	Suzuki Motor Corp.	50,000	574,296
	Takeda Chemical Industries, Ltd.	12,000	448,305
	Toyota Motor Corp.	32,000	711,081
*	Yahoo Japan Corp.	80	657,784
*	Yamada Denki Co., Ltd.	30,000	566,706
	Yamaha Corp.	85,000	956,949
	Yamaha Motor Co., Ltd.	70,000	504,723
	Total Japan		13,350,565

XVII.	MALAYSIA (0.8%)
	Commerce Asset-Holding Berhad	80,000	61,053
	Genting Berhad	35,000	118,816
	Malaysian International Shipping Corp. Berhad	100,000	197,368
	Perusahaan Otomobil Nasional Berhad	50,000	105,263
	Public Bank Berhad	200,000	133,158
	UMW Holdings Berhad	35,000	70,921
	Total Malaysia		686,579

XVIII.	MEXICO (0.6%)
	America Movil SA de CV	3,250	43,453
*	America Telecom SA de CV A1	50,000	29,374
*	Carso Global Telecom A1	50,000	51,577
	Cemex SA de CV ADR	3,995	69,673
* #	Grupo Telavisa SA ADR 144A	2,100	52,815
	Telefonos de Mexico SA de CV, ADR- Class L	5,400	160,488
	Walmart de Mexico- Series V	31,300	76,100
	Total Mexico		483,480
	(See "Notes to Financial Statements")
	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)
	(Continued)

		Shares	Value

XIX.	NETHERLANDS (5.0%)
	ABN AMRO Holding NV	20,000	$292,442
	DSM NV	12,000	462,756
	IHC Caland NV	12,000	511,729
	ING Groep NV	27,000	312,007
	Philips Electronics NV	22,020	345,766
	Reed Elsevier NV	30,000	302,153
	Royal Dutch Petroleum Co.	36,000	1,465,656
	TPG NV	10,000	152,332
	Unilever NV	8,000	476,200
	Total Netherlands		4,321,041

XX.	NEW ZEALAND (1.4%)
	Carter Holt Harvey, Ltd.	175,000	172,618
	Contact Energy, Ltd.	178,000	416,255
	Sky City Entertainment Group, Ltd.	70,000	306,445
	Telecom Corp. of New Zealand, Ltd.	130,000	325,619
	Total New Zealand		1,220,937

XXI.	NORWAY (0.9%)
*	Gjensidige NOR ASA	7,500	216,524
	Norsk Hydro ASA	7,500	283,187
	Orkla ASA	9,500	141,387
	Tandberg ASA	20,000	50,436
	Telenor ASA	20,000	64,217
	Total Norway		755,751

XXII.	POLAND (1.0%)
	Bank Pekao SA	7,000	148,450
*	Budimex SA	20,300	129,003
	Debica SA	4,932	73,252
	Grupa Kety SA	14,300	199,506
	Polski Koncern Naftowy Orlen SA	37,500	152,480
*	Telekomunikacja Polska SA	57,500	161,702
	Total Poland		864,393

XXIII.	PORTUGAL (0.6%)
	Banco Commercial Portugues SA	45,000	61,380
	BRISA-Auto Estradas de Portugal SA	33,000	176,447
	Electricidade de Portugal SA	60,000	102,791
	Portugal Telecom, SGPS SA	27,460	190,274
	Total Portugal		530,892

XXIV.	RUSSIA (3.1%)
	JSC MMC Norilsk Nickel ADR	42,500	1,020,000
	LUKOIL ADR	7,000	386,400
*	United Heavy Machinery ADR	5,000	30,281
* #	United Heavy Machinery ADR 144A	25,000	145,000
	YUKOS ADR	7,500	1,105,875
	Total Russia		2,687,556
	(See "Notes to Financial Statements")
	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)
	(Continued)

		Shares	Value

XXV.	SINGAPORE (2.1%)
	Allgreen Properties, Ltd.	340,000	$159,873
	Capitaland, Ltd.	190,000	111,945
*	Chartered Semiconductor Manufactoring, Ltd.	50,000	17,846
	Creative Technology, Ltd.	20,000	121,236
	Haw Par Corp., Ltd.	3,066	5,697
	Keppel Corp., Ltd.	150,000	356,910
	Oversea-Chinese Banking Corp., Ltd.	60,000	321,219
	Singapore Airlines, Ltd.	48,000	237,940
	United Overseas Bank, Ltd.	75,000	437,640
	Venture Corp., Ltd.	10,000	79,313
	Total Singapore		1,849,619

XXVI.	SOUTH KOREA (1.9%)
	Agabang Co., Ltd.	10,000	163,817
	Bank of Pusan	50,000	191,319
	Korea Electric Power Corp.	14,000	199,769
	KT Corp.	5,000	172,386
	Samsung Electronics Co., Ltd.	4,000	905,576
	Total South Korea		1,632,867

XXVII.	SPAIN (4.3%)
	Aurea Concesiones de Infraestructuras del Estado SA	20,000	578,772
	Banco Bilbao Vizcaya Argentaria SA	38,066	316,932
	Banco Pastor SA	25,000	512,864
	Banco Popular Espanol SA	8,000	345,692
	Banco Santander Central Hispano SA	40,000	255,341
	Grupo Dragados SA	15,613	290,139
	Grupo Prisa SA	40,000	250,976
	Iberdrola SA	20,000	325,832
*	Telefonica SA	92,890	868,668
	Total Spain		3,745,216

XXVIII.	SWEDEN (0.6%)
	S.K.F. AB- Class B	11,000	281,521
	Sandvik AB	10,000	225,264
	Total Sweden		506,785

XXIX.	SWITZERLAND (4.7%)
	Nestle SA	4,500	890,710
	Novartis AG	32,000	1,185,098
*	Roche Holding AG	8,000	478,893
	Serono SA	1,390	664,427
	Swisscom AG	600	184,469
*	UBS AG	15,800	672,241
	Total Switzerland		4,075,838

XXX.	TAIWAN (0.2%)
	Yuanta Core Pacific Securities Co., Ltd.	339,144	160,063
	Total Taiwan		160,063
	(See "Notes to Financial Statements")
	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)
	(Continued)

		Shares	Value
XXXI.	THAILAND (2.6%)
*	Bangkok Expressway Public Co., Ltd.	606,200	$213,304
	Banpu Public Co., Ltd.	313,294	281,260
	BEC World Public Co., Ltd.	41,000	200,827
	Electricity Generating Public Co., Ltd.	104,000	93,972
	Land & Houses Public Co., Ltd.	1,420,000	258,272
	PTT Exploration & Production Public Co., Ltd.	146,400	437,135
	Siam Cement Public Co., Ltd.	3,900	123,498
	Siam City Cement Public Co., Ltd.	23,500	118,374
*	Siam Commercial Bank Public Co., Ltd.	729,500	561,350
	Total Thailand		2,287,992

XXXII.	TURKEY (0.1%)
*	Haci Omer Sabanci Holding AS	28,333,332	52,686
*	Turkcell Iletisim Hizmetleri AS	15,439,000	78,297
	Total Turkey		130,983

XXXIII.	UNITED KINGDOM (15.8%)
	Anglo American Capital, Plc.	50,000	710,502
	AstraZeneca, Plc.	20,000	681,892
	Barclays, Plc.	120,000	692,325
	BP, Plc.	160,000	1,014,777
	BP, Plc., ADR	5,000	192,950
	BT Group, Plc.	75,000	186,122
	Diageo, Plc.	35,000	359,045
	Dixons Group, Plc.	200,000	270,291
	Enterprise Inns, Plc.	61,200	573,160
	GlaxoSmithKline, Plc.	75,244	1,323,740
	HSBC Holdings, Plc.	80,000	820,673
	Inchcape, Plc.	65,000	808,582
	LogicaCMG, Plc.	25,000	35,960
*	mmO2, Plc.	75,000	53,051
	National Grid Transco, Plc.	70,000	428,751
	Royal & Sun Alliance Insurance Group, Plc.	250,000	269,698
	Royal Bank of Scotland Group, Plc.	40,000	900,971
	Selfridges, Plc.	115,000	427,171
	Shell Transport & Trading Co., Plc.	185,000	1,118,507
	Tate & Lyle, Plc.	140,000	661,660
	Tesco, Plc.	180,000	507,152
	Vodafone Group, Plc.	638,241	1,139,984
	Woolworth Group, Plc.	900,000	458,784
	Total United Kingdom		13,635,748

	TOTAL EQUITY SECURITIES
	(Cost: $86,290,109)		77,218,475
	(See "Notes to Financial Statements")
	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2003 (unaudited)
	(Continued)

		Shares	Value

	INVESTMENT COMPANIES (6.0%)
I.	FRANCE (1.1%)
	iShares MSCI France Index Fund	74,700	$972,594

II.	GERMANY (1.8%)
	iShares MSCI Germany Index Fund	175,300	1,523,357

III.	ITALY (1.0%)
	iShares MSCI Italy Index Fund	58,500	814,905

IV.	UNITED KINGDOM (2.1%)
	iShares MSCI United Kingdom Index Fund	163,900	1,845,514

	Total Investment Companies (Cost: $6,461,198)		5,156,370

	WARRANTS (0.0%)
I.	FRANCE (0.0%)
*	France Telecom SA- Warrants (expire 4/4/03)	6,500	25,534

	Total Warrants (Cost: $30,797)		25,534

		Principal
		Amount
	SHORT-TERM SECURITIES (3.6%)
	TIME DEPOSITS (3.6%)
	Brown Brothers Harriman & Co.
	0.790%, 04/01/03 (Cost: $3,127,000 )	$3,127,000	3,127,000

	TOTAL INVESTMENTS (98.8%)
	(Identified Cost: $95,909,104)		85,527,379
	OTHER ASSETS LESS LIABILITIES (1.2%)		1,017,035

	NET ASSETS: (100.0%)		$86,544,414

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security

@	Fair value using procedures approved by the Board of Directors (Note 1).

^	Illiquid security. On March 31, 2003, this security was valued at $0, or 0.0% of net assets.

#

Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On March 31, 2003, these securities were valued at $197,815, or 0.2% of net assets.

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
INDUSTRY CLASSIFICATIONS
MARCH 31, 2003 (unaudited)

Industry	Percent of Net Assets
Banking	12.9%
Oil & Gas	10.3
Telecommunications	8.5
Pharmaceuticals	7.3
Equity Fund	6.0
Food	5.1
Auto Manufacturers	4.4
Retail	3.7
Electric	3.2
Commercial Services	2.4
Chemicals	2.0
Home Furnishings	1.9
Mining	1.8
Media	1.6
Building Materials	1.6
Electrical Components & Equipment	1.3
Insurance	1.2
Metal-Diversified	1.2
Holding Companies-Diversified	1.1
Agriculture	1.1
Healthcare-Products	1.1
Miscellaneous Manufacturing	1.0
Real Estate	1.0
Engineering & Construction	0.9
Distribution/Wholesale	0.9
Auto Parts & Equipment	0.9
Apparel	0.9
Internet	0.9
Airlines	0.9
Semiconductors	0.8
Beverages	0.7
Diversified Financial Service	0.6
Leisure Time	0.6
Hand/Machine Tools	0.6
Iron/Steel	0.5
Electronics	0.5
Lodging	0.5
Office/Business Equipment	0.5
Forest Products & Paper	0.4
(See "Notes to Financial Statements")
BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
INDUSTRY CLASSIFICATIONS
MARCH 31, 2003 (unaudited)
(Continued)
Industry	Percent of Net Assets
Transportation	0.4%
Packaging & Containers	0.3
Entertainment	0.3
Metal Fabricate/Hardware	0.3
Home Builders	0.3
Computers	0.3
Machinery-Diversified	0.2
Water	0.2
Aerospace/Defense	0.1

Time Deposits	3.6
Total Investments in Securities	98.8
Other Assets less Liabilities	1.2
Net Assets	100.0%

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (unaudited)

	Country of	Par Value
	Origin	(Local Currency)	Value
FIXED INCOME SECURITIES (97.0%)

BRITISH POUND (4.5%)
GlaxoSmithKline, Plc.
8.750%, 12/01/05	United Kingdom	800,000	$1,415,080

National Westminster Bank, Plc.
7.875%, 09/09/15	United Kingdom	1,000,000	1,975,232
Total British Pound			3,390,312

CANADIAN DOLLAR (1.5%)
Government of Canada
6.000%, 06/01/08	Canada	1,500,000	1,089,021
Total Canadian Dollar			1,089,021

EURO (7.4%)
Casino Guichard-Perrachard SA
6.000%, 03/06/08	France	2,000,000	2,296,158

Eurohypo AG
4.500%, 01/21/13	Germany	1,000,000	1,111,837

Republic of Italy
7.250%, 11/01/26	Italy	1,500,000	2,185,640
Total Euro			5,593,635

JAPANESE YEN (1.2%)
International Bank for Reconstruction &
Development
2.000%, 02/18/08	Supranational Bank	100,000,000	917,655
Total Japanese Yen			917,655

NORWEGIAN KRONER (3.2%)
Kingdom of Norway
5.750%, 11/30/04	Norway	7,500,000	1,044,439

Wells Fargo Financial, Inc.
7.600%, 05/03/05	Norway	1,245,000	1,394,054
Total Norwegian Kroner			2,438,493

SWEDISH KRONA (1.3%)
Swedish Government
5.000%, 01/28/09	Sweden	8,000,000	980,670
Total Swedish Krona			980,670

UNITED STATES DOLLAR (77.9%)
Allete, Inc.
7.800%, 02/15/08	United States	1,000,000	1,092,536

Aristech Chemicals Corp.
6.875%, 11/15/06	United States	1,550,000	1,548,507

AT&T Broadband Corp.
8.375%, 03/15/13	United States	905,000	1,074,506
(See "Notes to Financial Statements")
BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (unaudited)
(Continued)

	Country of	Par Value
	Origin	(Local Currency)	Value

UNITED STATES DOLLAR (Continued)
AT&T Corp.
6.000%, 03/15/09	United States	90,000	$90,532

Bank of America Corp.
7.400%, 01/15/11	United States	1,000,000	1,193,204

Bear Stearns Co., Inc.
7.800%, 08/15/07	United States	1,100,000	1,299,270

Chubb Corp.
6.150%, 08/15/05	United States	1,000,000	1,066,295

Compaq Computer Corp.
7.650%, 08/01/05	United States	1,000,000	1,110,334

ConAgra Foods, Inc.
9.875%, 11/15/05	United States	1,000,000	1,179,375

Cordant Technologies, Inc.
6.625%, 03/01/08	United States	555,000	625,544

Dominion Resources, Inc.
7.625%, 07/15/05	United States	1,000,000	1,110,924

# DTE Energy Co. 144A
6.170%, 06/15/03	United States	170,000	171,081

Fannie Mae
1.750%, 03/26/08	United States	250,000,000	2,263,615

Fannie Mae
6.140%, 09/02/08	United States	1,500,000	1,527,670

Fannie Mae
6.400%, 05/14/09	United States	1,000,000	1,048,378

Fannie Mae
6.625%, 11/15/10	United States	1,000,000	1,182,688

Federal Home Loan Bank
5.860%, 01/25/07	United States	1,000,000	1,014,580

Federal Home Loan Bank
5.875%, 02/15/11	United States	2,000,000	2,233,996

Federal Home Loan Bank
4.000%, 04/10/15	United States	1,000,000	988,300

Federal Home Loan Mortgage Corp.
6.875%, 09/15/10	United States	2,500,000	2,996,755

General Electric Capital Corp.
6.500%, 12/10/07	United States	1,000,000	1,135,412
	(See "Notes to Financial Statements")
BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (unaudited)
(Continued)

	Country of	Par Value
	Origin	(Local Currency)	Value

UNITED STATES DOLLAR (Continued)
Georgia-Pacific Group
8.125%, 05/15/11	United States	250,000	$236,250

Hertz Corp.
7.625%, 08/15/07	United States	1,000,000	978,563

Honeywell International, Inc.
9.065%, 06/01/33	United States	594,000	818,082

Inter-American Development Bank
5.375%, 11/18/08	Supranational Bank	2,000,000	2,217,900

ishares GS InvesTop Co.
6.102%, 11/29/32	United States	9,300	1,024,860

Pfizer, Inc.
5.625%, 02/01/06	United States	500,000	548,634

Raytheon Co.
6.500%, 07/15/05	United States	1,000,000	1,075,576

Republic Services, Inc.
6.750%, 08/15/11	United States	500,000	555,041

SUSA Partnership, LP
7.500%, 12/01/27	United States	1,000,000	1,147,021

Target Corp.
7.000%, 07/15/31	United States	500,000	565,753

Turner Broadcasting System, Inc.
8.400%, 02/01/24	United States	1,000,000	1,078,648

Tyco International Group SA
4.950%, 08/01/03	Luxembourg	1,000,000	1,007,500

U.S. Treasury Bonds
6.250%, 05/15/30	United States	500,000	596,836

U.S. Treasury Bonds
4.375%, 08/15/12	United States	3,000,000	3,137,112

U.S. Treasury Bonds
6.250%, 08/15/23	United States	1,000,000	1,175,704

U.S. Treasury Notes
3.250%, 05/31/04	United States	3,500,000	3,583,265

U.S. Treasury Notes
4.625%, 05/15/06	United States	3,000,000	3,233,907
	(See "Notes to Financial Statements")
BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (unaudited)
(Continued)

	Country of	Par Value
	Origin	(Local Currency)	Value

UNITED STATES DOLLAR (Continued)
U.S. Treasury Notes
5.625%, 05/15/08	United States	4,500,000	$5,094,320

U.S. Treasury Notes
4.250%, 01/15/10	United States	1,000,000	1,262,715

U.S. Treasury Notes (TIPS)
3.625%, 01/15/08	United States	1,000,000	1,258,782

Wal-Mart Stores, Inc.
6.875%, 08/10/09	United States	1,000,000	1,183,523

Waste Management, Inc.
8.750%, 05/01/18	United States	1,000,000	1,146,004
Total United States Dollar			58,879,498

TOTAL FIXED INCOME SECURITIES
(Cost: $68,191,601)			73,289,284

		Principal
		Amount
SHORT-TERM SECURITIES (2.9%)
TIME DEPOSIT (2.9%)
Brown Brothers Harriman & Co.
0.790%, 04/01/03 (Cost: $2,248,000)		$2,248,000	2,248,000

TOTAL INVESTMENTS (99.9%)
(Identified Cost: $70,439,601)			75,537,284
OTHER ASSETS LESS LIABILITIES (0.1%)			42,541

NET ASSETS (100.0%)			$75,579,825

#

Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On March 31, 2003, this security was valued at $171,081, or 0.2% of net assets.

	(TIPS) - Treasury Inflation Protected Security

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003 (unaudited)

	COGNITIVE	ENHANCED	INTERNATIONAL	BOND
	VALUE	GROWTH	EQUITY	OPPORTUNITY
	FUND	FUND	FUND	FUND
Assets

Investments, at value	$53,255,984	$55,991,683	$85,527,379	$75,537,284
Cash	--	4,512	96,894	127,674
Receivables:
Portfolio securities sold	--	--	2,168,079	--
Dividend, interest and recoverable foreign taxes receivable	63,000	4,049	491,220	973,189
Fund shares sold	--	--	2,131	25,000
Net unrealized appreciation of forward foreign currency exchange contracts (Note 5)	--	--	--	158,798
Prepaid expenses	7,050	12,909	7,018	7,360
Total assets	53,326,034	56,013,153	88,292,721	76,829,305

Liabilities

Payables:
Portfolio securities purchased	--	--	1,448,068	986,800
Due to custodian	18,154	--	--	--
Advisory fees (Note 3)	34,011	36,286	70,204	38,344
Fund shares redeemed	7,000	7,000	109,594	152,672
Accrued expenses and other liabilities	52,520	51,770	120,441	71,664
Total liabilities	111,685	95,056	1,748,307	1,249,480
Net assets	$53,214,349	$55,918,097	$86,544,414	$75,579,825
Shares of capital stock issued and outstanding	6,535,764	9,515,022	23,453,665	10,067,940
Net assets value, offering and redemption price per share	$8.14	$5.88	$3.69	$7.51
Shares authorized	1,000,000,000	1,000,000,000	100,000,000	100,000,000
Par Value	no par	no par	$0.0001	no par

Net assets consist of:
Capital paid-in	$66,752,324	$85,185,437	$131,017,416	$91,384,679
Accumulated net investment income (loss)	(18,605)	(275,071)	147,715	(1,777,307)
Accumulated net realized loss on investments and foreign
currency transactions	(4,205,373)	(14,058,541)	(34,260,922)	(19,202,249)
Net unrealized appreciation (depreciation) :
Investments	(9,313,997)	(14,933,728)	(10,381,725)	5,097,683
Foreign currency translation	--	--	21,930	77,019
	$53,214,349	$55,918,097	$86,544,414	$75,579,825
Investments, at cost	$62,569,981	$70,925,411	$95,909,104	$70,439,601

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
STATEMENTS OF OPERATIONS (unaudited)

	COGNITIVE	ENHANCED	INTERNATIONAL	BOND
	VALUE	GROWTH	EQUITY	OPPORTUNITY
	FUND	FUND	FUND	FUND

	Period Ended	Period Ended	Period Ended	Period Ended
	March 31, 2003	March 31, 2003	March 31, 2003	March 31, 2003
Investment Income
Dividends (net of foreign taxes withheld of $0, $0, $84,543 and $0)	$323,517	$55,315	$790,687	$17,137
Interest	2,185	3,412	6,346	1,959,306
Total income	325,702	58,727	797,033	1,976,443

Expenses
Advisory fee (Note 3)	211,509	210,724	434,884	224,434
Custodian fees	18,906	15,505	91,762	27,440
Professional fees	26,070	23,510	30,010	28,590
Administrative service fees	38,144	38,021	37,294	36,593
Transfer agent fees	19,852	19,613	24,743	19,662
Director fees and expenses (Note 3)	8,933	8,901	10,253	10,237
Registration fees	5,447	4,307	3,177	3,304
Shareholder reports	2,791	2,510	2,457	2,458
Other	11,448	10,707	14,737	11,818
Total expenses	343,100	333,798	649,317	364,536
Net investment income (loss)	(17,398)	(275,071)	147,716	1,611,907

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions

Net realized gain (loss) on investments and foreign currency transactions	(4,205,263)	(7,282,575)	(4,928,846)	(917,089)
Net realized gain (loss) on options	--	102,146	--	--
Net change in unrealized gain (loss) on investments and foreign currency translations	2,531,672	18,768,210	5,206,544	1,166,487
Net gain (loss) on investments and foreign currency transactions	(1,673,591)	11,587,781	277,698	249,398
Net increase (decrease) in net assets resulting from operations	$(1,690,989)	$11,312,710	$425,414	$1,861,305

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	COGNITIVE	ENHANCED			INTERNATIONAL	BOND
	VALUE	GROWTH			EQUITY	OPPORTUNITY
	FUND	FUND			FUND	FUND

	Period Ended		Period Ended		Period Ended		Period Ended
	March 31, 2003	Year Ended	March 31, 2003	Year Ended	March 31, 2003	Year Ended	March 31, 2003	Year Ended
Increase (Decrease) in Net Assets	(unaudited)	September 30, 2002	(unaudited)	September 30, 2002	(unaudited)	September 30, 2002	(unaudited)	September 30, 2002

Operations:
Net investment income (loss)	$(17,398)	$53,639	$(275,071)	$(623,128)	$147,716	$593,223	$1,611,907	$4,206,831
Net realized gain (loss) on investments and foreign
currency transactions	(4,205,263)	95,856	(7,180,429)	(6,694,043)	(4,928,846)	(11,221,872)	(917,089)	(1,733,783)
Net change in unrealized gain (loss) on investments
and foreign currency translations	2,531,672	(3,668,081)	18,768,210	(10,388,084)	5,206,544	(3,097,706)	1,166,487	3,035,030
Net increase (decrease) resulting from operations	(1,690,989)	(3,518,586)	11,312,710	(17,705,255)	425,414	(13,726,355)	1,861,305	5,508,078

Distributions to Shareholders from:
Net investment income	(54,846)	(61,092)	--	--	(462,607)	--	(1,595,754)	(1,187,494)
Net realized gains	(70,594)	--	--	--	--	--	--	--
Total distributions	(125,440)	(61,092)	--	--	(462,607)	--	(1,595,754)	(1,187,494)
From Share Transactions:
Proceeds from shares sold	1,929,356	7,628,599	5,250,326	35,837,644	9,213,364	31,530,011	6,744,696	14,929,564
Value of distributions reinvested	225,389	58,519	--	--	340,092	--	1,232,989	889,054
Value of shares redeemed	(4,227,184)	(8,525,880)	(10,315,486)	(13,370,363)	(14,346,443)	(27,865,800)	(9,980,942)	(46,369,281)
Net increase (decrease) from share transactions	(2,072,439)	(838,762)	(5,065,160)	22,467,281	(4,792,987)	3,664,211	(2,003,257)	(30,550,663)
Total increase (decrease) in net assets	(3,888,868)	(4,418,440)	6,247,550	4,762,026	(4,830,180)	(10,062,144)	(1,737,706)	(26,230,079)
Net Assets
Beginning of period	57,103,217	61,521,657	49,670,547	44,908,521	91,374,594	101,436,738	77,317,531	103,547,610
End of period	$53,214,349	$57,103,217	$55,918,097	$49,670,547	$86,544,414	$91,374,594	$75,579,825	$77,317,531
Accumulated net investment income (loss)	$(18,605)	$53,639	$(275,071)	$--	$147,715	$462,606	$(1,777,307)	$(1,793,460)

Number of Fund Shares
Sold	224,956	743,453	891,943	5,378,193	2,409,206	7,460,191	910,075	2,051,552
Issued for distributions reinvested	25,877	5,783	--	--	88,336	--	167,754	120,226
Redeemed	(490,283)	(936,860)	(1,735,716)	(1,923,848)	(3,739,640)	(6,520,281)	(1,347,455)	(6,343,441)
Net increase (decrease) in share activity	(239,450)	(187,624)	(843,773)	3,454,345	(1,242,098)	939,910	(269,626)	(4,171,663)

 (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
FINANCIAL HIGHLIGHTS

	For the		For the Periods Ended September 30,
	Period Ended
	March 31, 2003
For a share outstanding throughout the period:	(unaudited)		2002	2001*
Net asset value, beginning of period	$ 8.43		$ 8.84	$ 10.00

Income from Investment Operations:

Net investment income	-	#	0.01	-	#
Net realized/unrealized loss on investments
and foreign currency transactions	(0.27)		(0.41)	(1.16)

Total from Investment Operations	(0.27)		(0.40)	(1.16)

Less distributions:

From net investment income	(0.01)		(0.01)	-
From net realized gains	(0.01)		-	-

Total distributions	(0.02)		(0.01)	-

Net asset value, end of period	$ 8.14		$ 8.43	$ 8.84

Total return	(3.22%)		(4.55%)	(11.60%)

Ratios/Supplemental Data:

Net Assets, end of period (millions)	$53.2		$57.1	$61.5

Ratio of expenses to average net assets	1.22%	**	1.11%	1.33%	**

Ratio of net investment income (loss) to average net assets	(0.06%)	**	0.07%	0.11%	**

Portfolio turnover rate	22%		51%	31%

* From commencement of operations on May 30, 2001.
# Amount represents less than $0.01 per share.
** Ratios for periods less than one year have been annualized.

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
FINANCIAL HIGHLIGHTS

	For the		For the Periods Ended September 30,
	Period Ended
	March 31, 2003
For a share outstanding throughout the period:	(unaudited)		2002	2001*
Net asset value, beginning of period	$ 4.80		$ 6.50	$ 10.00

Income from Investment Operations:

Net investment loss	(0.03)		(0.08)	(0.04)
Net realized/unrealized gain (loss) on investments
and foreign currency transactions	1.11		(1.62)	(3.46)

Total from Investment Operations	1.08		(1.70)	(3.50)

Net asset value, end of period	$ 5.88		$ 4.80	$ 6.50

Total return	22.50%		(26.15%)	(35.00%)

Ratios/Supplemental Data:

Net Assets, end of period (millions)	$55.9		$49.7	$44.9

Ratio of expenses to average net assets	1.19%	**	1.18%	1.40%	**

Ratio of net investment income (loss) to average net assets	(0.98%)	**	(1.09%)	(1.24%)	**

Portfolio turnover rate	19%		18%	5%

* From commencement of operations on May 30, 2001.
** Ratios for periods less than one year have been annualized.

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

	For the		For the Years Ended September 30,
	Period Ended
	March 31, 2003
For a share outstanding throughout the year:	(unaudited)		2002	2001	2000		1999	1998
Net asset value, beginning of year	$ 3.70		$ 4.27	$ 6.69	$ 6.89		$ 5.92	$ 6.91

Income from Investment Operations:

Net investment income	0.01		0.03	0.02	-	#	0.02	0.09
Net realized/unrealized gain (loss) on investments
and foreign currency transactions	-		(0.60)	(1.83)	0.47		1.47	(0.81)

Total from Investment Operations	0.01		(0.57)	(1.81)	0.47		1.49	(0.72)

Less distributions:

From net investment income	(0.02)		-	(0.01)	(0.02)		(0.06)	(0.13)
From net realized gains	-		-	(0.60)	(0.65)		(0.46)	(0.14)

Total Distributions	(0.02)		-	(0.61)	(0.67)		(0.52)	(0.27)

Net asset value, end of period	$ 3.69		$ 3.70	$ 4.27	$ 6.69		$ 6.89	$ 5.92

Total Return	0.24%		(13.35%)	(29.43%)	6.10%		26.13%	(10.61%)

Ratios/Supplemental Data:

Net Assets, end of period (millions)	$86.5		$91.4	$101.4	$152.9		$139.5	$108.3

Ratio of expenses to average net assets:
Before expenses waived/reimbursed	1.42%	**	1.34%	1.44%	1.37%		1.49%	1.44%
After expenses waived/reimbursed	1.42%	**	1.34%	1.44%	1.37%		1.49%	1.41%

Ratio of net investment income (loss) to average net assets	0.32%	**	0.59%	0.44%	(0.01%)		0.37%	0.49%

Portfolio turnover rate	11%		69%	90%	101%		85%	78%

# Amount represents less than $0.01 per share.
** Ratios for periods less than one year have been annualized.

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

	For the	For the Years Ended September 30,
	Period Ended
	March 31, 2003
For a share outstanding throughout the year:	(unaudited)	2002+	2001	2000	1999	1998
Net asset value, beginning of year	$ 7.48	$ 7.14	$ 7.34	$ 7.85	$ 7.99	$ 8.20

Income from Investment Operations:

Net investment income	0.16	0.32	0.50	0.29	0.34	0.25
Net realized/unrealized gain (loss) on investments
and foreign currency transactions	0.03	0.13	0.19	(0.55)	(0.39)	0.40

Total from Investment Operations	0.19	0.45	0.69	(0.26)	(0.05)	0.65

Less distributions:

From net investment income	(0.16)	(0.11)	(0.89)	(0.25)	(0.09)	(0.86)

Total distributions	(0.16)	(0.11)	(0.89)	(0.25)	(0.09)	(0.86)

Net asset value, end of period	$ 7.51	$ 7.48	$ 7.14	$ 7.34	$ 7.85	$ 7.99

Total return	2.60%	6.33%	10.38%	(3.52%)	(0.65%)	8.75%

Ratios/Supplemental Data:

Net assets, end of period (millions)	$75.6	$77.3	$103.5	$67.1	$79.2	$55.0

Ratio of expenses to average net assets:
Before expenses waived/reimbursed	0.97%	0.89%	0.99%	1.22%	1.26%	1.33%
After expenses waived/reimbursed	0.97%	0.89%	0.99%	1.22%	1.26%	1.26%

Ratio of net investment income (loss) to average net assets	4.31%	4.33%	4.42%	3.79	4.03%	4.63%

Portfolio turnover rate	12%	68%	130%	34%	31%	40%

+ As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and changed its method of amortization. The effect of this change for the Fund for the year ended September 30, 2002 on investment income and net realized and unrealized gain and losses was less than
$0.01 per share. The effect of the change on the ratio of net investment income to average net assets was a change of 4.33% from 4.31%. Per share, ratios and supplemental data for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

* Ratios for periods less than one year have been annualized.

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.

N O T E S T O F I N A N C I A L S T A T E M E N T S

MARCH 31, 2003 (unaudited)

Note 1 - Organization and Summary of Significant Accounting Policies

The Bailard, Biehl & Kaiser Cognitive Value Fund ("Cognitive Value Fund"), the Bailard, Biehl & Kaiser Enhanced Growth Fund ("Enhanced Growth Fund"), the Bailard, Biehl & Kaiser International Equity Fund ("International Equity Fund") and the Bailard, Biehl & Kaiser Bond Opportunity Fund ("Bond Opportunity Fund"), each a "Fund" and collectively the "Funds," are each a series of the Bailard, Biehl & Kaiser Opportunity Fund Group, Inc., ("Opportunity Fund Group"), a Maryland corporation organized in June 1990 and registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company.

The following significant accounting policies are followed by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation

Each listed equity security (including any equity security traded on the NASDAQ National Market) is valued at the closing price reported by the principal securities exchange on which the issue is traded or, if no sale is reported, at the mean of the closing bid and asked prices. Equity securities traded over-the-counter are normally valued at the mean of the closing bid and asked prices quoted on the over-the-counter market.

Debt securities are valued at prices provided by one or more pricing services, or one or more bona fide market-makers, as of the closing of the relevant market. Short-term securities with maturities of 60 days or less are carried at amortized cost.

In the absence of readily available market quotations, including circumstances where significant events would indicate the market quotation of a security is not reliable, securities are valued at fair value as determined in good faith under procedures established by the Board of Directors.

The Enhanced Growth Fund invests primarily in the high technology sector and may invest in initial public offerings. Both of these investment strategies have specific risks. These risks include, but are not limited to, sector concentration risk and the risk of investing in newly public, unseasoned companies. The Cognitive Value Fund invests in small cap stocks, which have specific risks. These risks include, but are not limited to, greater volatility than investments in larger capitalization stocks. The International Equity Fund and the Bond Opportunity Fund invest in international securities, which have specific risks. These risks include, but are not limited to, changes in currency exchange rates and lack of accurate public information.

Foreign Currency

The accounting records of the Funds are maintained is U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the mean of the bid and asked prices for the underlying currencies as of 11:00 a.m. New York time. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the date of the respective transactions.

The International Equity and Bond Opportunity Funds include foreign exchange gains and losses from dividends and interest receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on foreign currency. The International Equity and Bond Opportunity Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. The impact of fluctuations in foreign exchange rates on investments is included with net realized and unrealized gain (loss) on investments.

Note 1 - Continued

Forward Foreign Currency Exchange Contracts

In connection with purchases and sales of securities denominated in foreign currencies, the International Equity and Bond Opportunity Funds may enter into forward foreign currency exchange contracts ("Contracts"). Additionally, from time to time the International Equity and Bond Opportunity Funds may enter into Contracts to sell foreign currencies to hedge certain foreign currency assets. All contracts are "marked to market" daily based on their amortized forward points and closing spot price of their underlying currencies as of 11:00 a.m. New York time. Any resulting unrealized gains or losses are included as unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities. The International Equity and Bond Opportunity Funds record realized gains or losses at the time the Contracts are settled. Risks may arise upon entering into these Contracts from the potential inability of counterparties to meet the terms of their Contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options

The Funds may purchase and write put and call options. When purchasing options, the Funds pay a premium, which is included in their Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing a put and call option is limited to the premium paid. If a Fund writes options and the options expire unexercised, the Fund will realize a capital gain to the extent of the amount received for the options (the "premium"). If the Fund elects to close out the option, it will recognize a gain or loss based on the difference between the cost of the closing option and the initial premium received. When a Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying instrument above the exercise price.

Exchange-traded options other than index options are valued at the mean of the highest closing bid and lowest closing asked prices on that day. Exchange-traded index options are valued at the last sale price only if that price falls on or between the closing bid and asked prices on that day. If the last sale price falls outside of the range of the closing bid and asked prices, or if there has been no sale that day, then the index option will be valued using the mean of the closing bid and asked prices. Options traded over-the-counter are valued at the most recent bid quotation in the case of purchase options and at the most recent asked quotation in the case of written options.

When-Issued Securities

When-issued securities are obligations to buy or sell investments to settle on future dates. These may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, this may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization, or debt restructuring (i.e. a "when, and as if issued" trade). These commitments are reported at market values in the financial statements. Credit risk exists on these commitments to the extent of the unrealized gain on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists to the extent as if the securities were owned on a settled basis, and gains/(losses) are recorded and reported in the same manner. During the commitment period, these investments earn no interest or dividends.

Federal Income Taxes

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Also, it is the Funds' intention to make distributions in amounts sufficient to avoid imposition of excise tax under the Internal Revenue Code. Therefore, no provision is made for federal income or excise taxes.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 1 - Continued

Change in Accounting Principle

Effective October 1, 2001, the Bond Opportunity Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities using the effective interest rate method. Prior to October 1, 2001, the Bond Opportunity Fund amortized premiums on debt securities using the straight line method. The cumulative effect of this accounting change had no impact on the total net assets of the Bond Fund, but resulted in a $40,550 increase in the cost of the securities and a corresponding $40,550 reduction in net unrealized appreciation (depreciation), based on securities held by the Bond Opportunity Fund on October 1, 2001.

The effect of this change for the year ended September 30, 2002 was to increase net investment income by $11,647, decrease net unrealized appreciation (depreciation) by $42,914 and increase net realized gains and losses by $31,267. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Other

Investment security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date or when the Funds first become aware of such dividends. Interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. The Funds use the identified cost method for determining realized gain or loss on investments. Certain expenses of the Opportunity Fund Group are allocated among its respective series in such a manner as its Board of Directors deems appropriate.

Note 2 - Purchases and Sales of Securities

For the six months ended March 31, 2003, aggregate purchases and proceeds from sales and maturities of investment securities, other than short-term investments, were as follows:
	Purchases	Proceeds
Cognitive Value Fund	$12,577,130	$14,702,174
Enhanced Growth Fund	$10,425,718	$14,972,167
International Equity Fund	$10,154,488	$18,990,994
Bond Opportunity Fund	$ 4,161,935	$ 8,730,079

For the six months ended March 31, 2003, aggregate purchases and proceeds from sales and maturities of U.S. Government obligations were as follows:

Purchases Proceeds
Bond Opportunity Fund	$ 4,683,844	$ 3,965,703

Note 3 - Management Fee and Other Transactions with Affiliates

The Funds have an investment management agreement with Bailard, Biehl & Kaiser, Inc. (the "Advisor"). This agreement requires the payment of a monthly fee computed on an annual basis as follows:

Fee
Cognitive Value Fund	0.75% of average net assets
Enhanced Growth Fund	0.75% of average net assets
International Equity Fund	0.95% of average net assets
Bond Opportunity Fund	0.60% of average net assets

Each outside Director is compensated by the Funds at the rate of $25,000 per year. In addition, all outside Directors receive an attendance fee of $2,000 plus related travel expenses for each Board of Directors' meeting attended.

Note 3 - Continued

Fund stockholders who held in excess of 5% of the relevant Fund's shares outstanding at March 31, 2003, held the following aggregate percentages of the respective Fund's shares:

Bond Opportunity Fund	6.23%

Note 4 - Tax Information

Tax Basis Unrealized Gain (Loss). At March 31, 2003, the costs of investments, gross and net unrealized gain (loss) for federal income tax purposes were as follows:

		Gross Unrealized
	Cost	Gain	Loss	Net

Cognitive Value Fund	$ 62,569,981	$ 1,863,205	$11,177,202	$ (9,313,997)
Enhanced Growth Fund	$ 70,925,411	$ 3,109,792	$18,043,519	$(14,933,728)
International Equity Fund	$ 95,909,104	$ 6,506,069	$16,887,794	$(10,381,725)
Bond Opportunity Fund	$ 70,439,601	$ 5,232,178	$ 134,495	$ 5,097,683

Distributions to Stockholders. The tax character of distributions paid during the six months ended March 31, 2003, was as follows:
Distributions paid from
	Net Investment Income	Capital Gain	Total Taxable Distributions	Total Tax Distributions Paid
Cognitive Value Fund	$ 54,846	$ 70,594	$ 125,440	$ 125,440
International Equity Fund	$ 462,607	$ 0	$ 462,607	$ 462,607
Bond Opportunity Fund	$ 1,595,754	$ 0	$ 1,595,754	$ 1,595,754

At September 30, 2002, the costs of investments, gross and net unrealized gain (loss) for federal income tax purposes were as follows:
		Gross Unrealized
	Cost	Gain	Loss	Net

Cognitive Value Fund	$ 69,750,288	$ 2,287,284	$14,132,953	$ (11,845,669)
Enhanced Growth Fund	$ 84,243,647	$ 773,991	$35,227,142	$ (34,453,151)
International Equity Fund	$ 107,618,554	$ 5,630,018	$21,520,845	$ (15,890,827)
Bond Opportunity Fund	$ 73,042,315	$ 4,340,469	$ 579,545	$ 3,760,924

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral losses on wash sales, the realization for tax purposes of unrealized gain/losses on certain derivative instruments, and the difference between book and tax amortization methods for premium and market discount.

Distributions to Stockholders. The tax character of distributions paid during the fiscal year ended September 30, 2002, was as follows:
Distributions paid from
	Net Investment Income	Total Taxable Distributions	Total Tax Distributions Paid
Cognitive Value Fund	$ 61,092	$ 61,092	$ 61,092
Bond Opportunity Fund	$ 1,187,494	$ 1,187,494	$ 1,187,494

As of September 30, 2002, the components of accumulated earnings / (deficit) on a tax basis was as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Cognitive Value Fund	$ 53,639	$ 70,484	$ 124,123	$ -	($11,845,669)	($11,721,546)
Enhanced Growth Fund	$ -	$ -	$ -	$ (6,126,899)	($34,453,151)	($40,580,050)
International Equity Fund	$ 462,606	$ -	$ 462,606	$(29,020,277)	($15,878,138)	($44,435,809)
Bond Opportunity Fund	$ 69,585	$ -	$ 69,585	$(19,917,026)	$ 3,777,036	($16,070,405)

As of September 30, 2002, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

	Expires
	2003	2008	2009	2010	Total
Enhanced Growth Fund	$ -	$ -	$ -	$ 2,217,961	$ 2,217,961
International Equity Fund	$ -	$ -	$747,940	$18,446,073	$19,194,013
Bond Opportunity Fund	$15,257,486	$592,542	$336,811	$ 1,338,009	$17,524,848

Net capital losses incurred after October 31, and within the taxable years are deemed to arise on the first business day of the Funds' next taxable year. For the year ended September 30, 2002, the Funds elected to defer post October capital losses and post October currency losses of:
	Capital Losses	Currency Losses
Enhanced Growth Fund	$3,908,938	$ -
International Equity Fund	$9,826,264	$ -
Bond Opportunity Fund	$ 760,312	$1,631,866

Federal Income Tax Information (Unaudited):

For the six months ended March 31, 2003, the International Equity Fund earned foreign source income of $875,230 and the Fund incurred foreign taxes of $84,543, which the Fund may elect to pass through to stockholders as foreign tax credits on Form 1099-DIV for the years ended December 31, 2002 and December 31, 2003.

Note 5 - Forward Foreign Currency Contracts

At March 31, 2003, the Bond Opportunity Fund had open forward foreign currency contracts which obligated it to exchange currencies at specified future dates. At the maturity of a forward contract, the Bond Opportunity Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of portfolio securities sold, or it may terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward value of amounts due to the Bond Opportunity Fund under the contracts, including contracts which have been offset but remained unsettled, have been netted against the forward value of the currency to be delivered by the Bond Opportunity Fund. The remaining amount is shown as an unrealized gain or loss on forward currency contracts. The Bond Opportunity Fund's open forward foreign currency exchange contracts outstanding at March 31, 2003 were as follows:

Note 5 - Continued

USD Receivable	Currency Deliverable		Currency Receivable	USD Payable	Delivery Date	Unrealized Gain

$ 406,322	600,000	CAD	-	-	06/12/03	$ 933
5,116,708	4,700,000	EUR	500,000	529,475	06/12/03	49,289
3,264,417	2,074,582	GBP	-	-	06/12/03	36,679
3,170,801	375,000,000	JPY	-	-	06/12/03	56,282
534,351	3,908,250	NOK	-	-	06/12/03	3,915
951,176	8,100,000	SEK	-	-	06/12/03	11,700

$3,443,775				$529,475		$158,798
Currency Legend:
CAD - Canadian Dollar	NOK - Norwegian Kroner
EUR - Euro	SEK - Swedish Krona
GBP - British Pound	USD - US Dollar
JPY - Japanese Yen